6. Customer Contracts Disclosure (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Details
Customer contracts acquired			$ 2,369,882
Amortization	$ 208,258	$ 208,258